Loans Receivable, Net (Past Due Financing Receivables) (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss	$ 507,630,182	$ 488,155,294
Financing Receivable, before Allowance for Credit Loss, Noncurrent	2,147,276	2,417,185
Financing Receivable, before Allowance for Credit Loss, Current	505,482,906	438,632,491
Residential Real Estate
Financing Receivable, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss	55,977,999	66,709,742
Financing Receivable, before Allowance for Credit Loss, Noncurrent	447,393	312,786
Financing Receivable, before Allowance for Credit Loss, Current	55,530,606	66,396,956
Consumer
Financing Receivable, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss	59,256,394	55,335,425
Financing Receivable, before Allowance for Credit Loss, Noncurrent	392,730	414,978
Financing Receivable, before Allowance for Credit Loss, Current	58,863,664	54,920,447
Commercial Business
Financing Receivable, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss	29,287,265	19,704,862
Financing Receivable, before Allowance for Credit Loss, Noncurrent	212,991	56,706
Financing Receivable, before Allowance for Credit Loss, Current	29,074,274	19,648,156
Commercial Real Estate
Financing Receivable, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss	353,356,712	299,299,647
Financing Receivable, before Allowance for Credit Loss, Noncurrent	1,094,162	1,632,715
Financing Receivable, before Allowance for Credit Loss, Current	352,262,550	297,666,932
PPP Loans
Financing Receivable, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss	9,751,812	47,105,618
Financing Receivable, before Allowance for Credit Loss, Current		47,105,618
Financial Asset, 30 to 59 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss, Noncurrent	720,489	1,077,508
Financial Asset, 30 to 59 Days Past Due [Member] | Residential Real Estate
Financing Receivable, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss, Noncurrent	0	0
Financial Asset, 30 to 59 Days Past Due [Member] | Consumer
Financing Receivable, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss, Noncurrent	273,764	292,498
Financial Asset, 30 to 59 Days Past Due [Member] | Commercial Business
Financing Receivable, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss, Noncurrent	79,381	49,554
Financial Asset, 30 to 59 Days Past Due [Member] | Commercial Real Estate
Financing Receivable, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss, Noncurrent	367,344	735,456
Financial Asset, 60 to 89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss, Noncurrent	795,490	530,094
Financial Asset, 60 to 89 Days Past Due [Member] | Residential Real Estate
Financing Receivable, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss, Noncurrent	241,680	152,634
Financial Asset, 60 to 89 Days Past Due [Member] | Consumer
Financing Receivable, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss, Noncurrent	65,788	30,610
Financial Asset, 60 to 89 Days Past Due [Member] | Commercial Business
Financing Receivable, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss, Noncurrent	133,610	0
Financial Asset, 60 to 89 Days Past Due [Member] | Commercial Real Estate
Financing Receivable, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss, Noncurrent	354,412	346,850
Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss, Noncurrent	631,297	809,583
Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Residential Real Estate
Financing Receivable, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss, Noncurrent	205,713	160,152
Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Consumer
Financing Receivable, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss, Noncurrent	53,178	91,870
Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Commercial Business
Financing Receivable, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss, Noncurrent	0	7,152
Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Commercial Real Estate
Financing Receivable, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss, Noncurrent	$ 372,406	$ 550,409